Business Combination - Summary of Business Acquistion Equity Intererests Issued or Issuable (Detail) - Xiaoju Group [Member] - CNY (¥) ¥ in Thousands		12 Months Ended
	Nov. 13, 2023	Dec. 31, 2023
Business Combination [Line items]
Fair value of ordinary shares issued on the acquisition date (i)		¥ 3,087,849
Total Consideration	¥ 3,782,206	3,782,206
SOP Milestone [Member]
Business Combination [Line items]
Fair value of contingent consideration related to SOP Milestone (ii)		260,546
Earn Out Period Milestone [Member]
Business Combination [Line items]
Fair value of contingent consideration related to Earn-Out Period Milestone (iii)		¥ 433,811